Summary of Classes of Share Capital - Common Shares (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 99,818
Balance at end of period	$ 99,412		$ 99,412
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,818.8	1,818.5	1,823.9	1,816.1
Balance at beginning of period	$ 23,170	$ 22,645	$ 23,066	$ 22,487
Proceeds from shares issued on exercise of stock options, Number of shares	0.1	0.7	1.3	1.6
Proceeds from shares issued on exercise of stock options, Amount	$ 14	$ 44	$ 90	$ 90
Shares issued as a result of dividend reinvestment plan, Number of shares	1.3	1.2	2.5	2.7
Shares issued as a result of dividend reinvestment plan	$ 114	$ 101	$ 236	$ 213
Purchase of shares for cancellation and other, Number of Shares	(13.5)		(21.0)
Purchase of shares for cancellation and other, Amount	$ (171)		$ (265)
Ending balance, Number of shares	1,806.7	1,820.4	1,806.7	1,820.4
Balance at end of period	$ 23,127	$ 22,790	$ 23,127	$ 22,790